INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES	12 Months Ended
Dec. 31, 2013
Investments In Excess Mortgage Servicing Rights Equity Method Investees
INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES

5. INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES

During the year ended December 31, 2013, New Residential entered into investments in joint ventures (“Excess MSR joint ventures”) jointly controlled by New Residential and Fortress-managed funds investing in Excess MSRs. New Residential elected to record these investments at fair value pursuant to the fair value option for financial instruments to provide users of the financial statements with better information regarding the effects of prepayment risk and other market factors.

Pool 6. On January 4, 2013, New Residential, through a joint venture, co-invested in Excess MSRs on a portfolio of Government National Mortgage Association (“Ginnie Mae”) residential mortgage loans (“Pool 6”). Nationstar acquired the related servicing rights from Bank of America in November 2012. New Residential contributed approximately $28.9 million for a 50% interest in a joint venture which acquired an approximately 67% interest in the Excess MSRs on this portfolio. The remaining interests in the joint venture are owned by a Fortress-managed fund and the remaining interest of approximately 33% in the Excess MSRs is owned by Nationstar. Nationstar performs all servicing and advancing functions, and it retains the ancillary income, servicing obligations and liabilities associated with this portfolio as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by the joint venture and Nationstar, subject to certain limitations.

Pools 7, 8, 9, 10. On January 6, 2013, New Residential, through joint ventures, agreed to co-invest in Excess MSRs on a portfolio of four pools of residential mortgage loans Nationstar acquired from Bank of America. At the time of acquisition, approximately 53% of the loans in this portfolio were in private label securitizations (“Pool 10”) and the remainder were owned, insured or guaranteed by Fannie Mae (“Pool 7”), Freddie Mac (“Pool 8”) or Ginnie Mae (“Pool 9”). New Residential committed to invest approximately $340 million for a 50% interest in joint ventures which were expected to acquire an approximately 67% interest in the Excess MSRs on these portfolios. The remaining interests in the joint ventures are owned by Fortress-managed funds and the remaining interest of approximately 33% in the Excess MSRs is owned by Nationstar. In September 2013, New Residential and a Fortress-managed fund each invested an additional $13.9 million into the joint venture invested in Pool 10 to acquire an additional 10% in the Excess MSRs held by the joint venture. Nationstar performs all servicing and advancing functions, and it retains the ancillary income, servicing obligations and liabilities associated with this portfolio as the servicer. New Residential, through co-investments made by its subsidiaries, have separately agreed to purchase the servicer advances and the right to certain other cash flows associated with Pool 10. See Note 6 for information on New Residential’s investment in servicer advances. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by the joint ventures and Nationstar, subject to certain limitations.

Pool 11. On May 20, 2013, New Residential acquired, through a joint venture, an interest in Excess MSRs from Nationstar on a portfolio of Freddie Mac residential mortgage loans (“Pool 11”). New Residential has invested approximately $37.8 million for a 50% interest in a joint venture which acquired an approximately 67% interest in the Excess MSRs on this portfolio. The remaining interests in the joint venture are owned by a Fortress-managed fund and the remaining interest of approximately 33% in the Excess MSR is owned by Nationstar. Nationstar performs all servicing and advancing functions, and it retains the ancillary income, servicing obligations and liabilities associated with this portfolio as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are included in the portfolio, subject to certain limitations. See Note 4 for information on New Residential’s other agreements with respect to Pool 11.

The following tables summarize the investments in Excess MSR joint ventures, accounted for as equity method investees held by New Residential:

December 31, 2013
Excess MSR assets	$703,681
Other assets	5,534
Debt	—
Other liabilities	(3,683)

Equity	$705,532

New Residential’s investment	$352,766

New Residential’s ownership	50.0%

Year Ended December 31, 2013
Interest income	$50,306
Other income	53,964
Expenses	(3,585)

Net income	$100,685

The following is a summary of New Residential’s Excess MSR investments made through equity method investees:

	December 31, 2013
	Unpaid Principal Balance	Investee Interest in Excess MSR	New Residential Interest in Investees	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Weighted Average Life (Years) (C)
MSR Pool 6	$10,152,488	66.7%	50.0%	$38,488	$47,144	12.5%	5.0
MSR Pool 6 - Recapture Agreement	—	66.7%	50.0%	7,666	9,969	12.5%	11.9
MSR Pool 7	31,518,733	66.7%	50.0%	99,743	102,947	12.5%	5.1
MSR Pool 7 - Recapture Agreement	—	66.7%	50.0%	16,706	26,388	12.5%	12.3
MSR Pool 8	14,040,636	66.7%	50.0%	55,905	54,759	12.5%	5.1
MSR Pool 8 - Recapture Agreement	—	66.7%	50.0%	7,542	14,713	12.5%	11.9
MSR Pool 9	30,814,192	66.7%	50.0%	103,713	127,646	12.5%	4.8
MSR Pool 9 - Recapture Agreement	—	66.7%	50.0%	33,905	34,154	12.5%	11.9
MSR Pool 10 (D)	68,890,509	66.7-77.0%	50.0%	205,975	208,055	12.5%	5.4
MSR Pool 10 - Recapture Agreement	—	66.7-77.0%	50.0%	13,739	7,165	12.5%	13.4
MSR Pool 11	18,202,920	66.7%	50.0%	43,157	51,687	12.5%	5.5
MSR Pool 11 - Recapture Agreement	—	66.7%	50.0%	23,178	19,054	12.5%	11.1

	$173,619,478			$649,717	$703,681	12.5%	6.3

(A)	Represents the amortized cost basis of the equity method investees in which New Residential holds a 50% interest. The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Represents the carrying value of the Excess MSRs held in equity method investees, in which New Residential holds a 50% interest. Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	The weighted average life represents the weighted average expected timing of the receipt of cash flows of each investment.
(D)	Pool in which New Residential also invested in related servicer advances, including the basic fee component of the related MSR as of December 31, 2013 (Note 6).

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSR investments made through equity method investees as of December 31, 2013:

State Concentration	Percentage of UPB
California	23.5%
Florida	9.2%
New York	5.3%
Texas	4.9%
Georgia	4.0%
New Jersey	3.7%
Illinois	3.5%
Virginia	3.1%
Maryland	3.1%
Washington	2.8%
Other U.S.	36.9%

100.0%

Refer to Notes 6 and 14 for discussion of investments in servicer advances and capital commitments, respectively, related to New Residential’s investments in Excess MSRs made through equity method investees.